PENSIONS (Tables)	12 Months Ended
Dec. 31, 2023
PENSIONS
Schedule of net liability recognized in the statement of financial position relating to defined benefit pension plans and movements in defined benefit obligation

USD million	December 31, 2023	December 31, 2022
Present value of funded obligations	181.2	168.4
Fair value of plan assets	(157.3)	(136.6)
Net liability in the consolidated statement of financial position	23.9	31.8

USD million	Present value of obligation	Fair value of plan asset	Total
At January 1, 2023	168.4	(136.6)	31.8
Current service cost	3.0		3.0
Past service cost and gains and losses on settlements	(0.2)		(0.2)
Administration cost paid from plan assets	(0.3)	0.3	0.0
Interest expense/(income)	7.8	(6.9)	0.9
Cost recognized in the consolidated statement of loss	10.3	(6.6)	3.6

Remeasurements:
Return on plan assets, excluding amounts included in
interest expenses/(income)		(11.3)	(11.3)
(Gain)/loss from change in demographic assumptions	(0.2)		(0.2)
(Gain)/loss from change in financial assumptions	5.1		5.1
Experience (gains)/losses	3.9	(1.1)	2.8
Remeasurements effects recognized in OCI	8.8	(12.4)	(3.6)

Contributions:
Employers	(0.3)	(6.1)	(6.4)
Employees	0.4	(0.4)	0.0
Benefits paid from plan assets	(10.0)	7.5	(2.5)

Other changes	2.0	(0.8)	1.2

Exchange rate differences	1.7	(1.9)	(0.2)
At December 31, 2023	181.2	(157.3)	23.9

USD million	Present value of obligation	Fair value of plan asset	Total
At January 1, 2022	231.1	(179.1)	51.9
Current service cost	3.1	0.0	3.1
Past service cost and gains and losses on settlements	(0.4)	0.0	(0.4)
Administration cost paid from plan assets	(0.4)	0.4	0.0
Interest expense/(income)	4.8	(4.4)	0.4
Cost recognized in the consolidated statement of loss	7.0	(3.9)	3.1

Remeasurements:
Return on plan assets, excluding amounts included in
interest expenses/(income)	0.0	39.9	39.9
(Gain)/loss from change in demographic assumptions	0.0	0.0	0.0
(Gain)/loss from change in financial assumptions	(49.8)	0.0	(49.8)
Experience (gains)/losses	(1.3)	0.0	(1.3)
Remeasurements effects recognized in OCI	(51.0)	39.9	(11.1)

Contributions:
Employers	0.1	(7.6)	(7.5)
Employees	0.3	(0.3)	0.0
Benefits paid from plan assets	(10.3)	8.9	(1.4)

Other changes	(2.2)	2.1	(0.1)

Exchange rate differences	(6.6)	3.4	(3.2)
At December 31, 2022	168.4	(136.6)	31.8

USD million	Present value of obligation	Fair value of plan asset	Total
At January 1, 2021	251.4	(172.4)	79.0
Current service cost	4.6	0.0	4.6
Past service cost and gains and losses on settlements	(2.5)	0.0	(2.5)
Administration cost paid from plan assets	(0.6)	0.6	0.0
Interest expense/(income)	4.7	(3.8)	0.9
Cost recognized in the consolidated statement of loss	6.3	(3.3)	3.0

Remeasurements:
Return on plan assets, excluding amounts included in
interest expenses/(income)	0.0	(5.9)	(5.9)
(Gain)/loss from change in demographic assumptions	0.5	0.0	0.5
(Gain)/loss from change in financial assumptions	(7.8)	0.0	(7.8)
Experience (gains)/losses	(1.8)	0.0	(1.8)
Other changes	(3.0)	0.0	(3.0)
Remeasurements effects recognized in OCI	(12.2)	(5.9)	(18.0)

Contributions:
Employers	(1.9)	(7.7)	(9.6)
Employees	0.4	(0.4)	0.0
Benefits paid from plan assets	(10.3)	9.2	(1.1)

Exchange rate differences	(2.7)	1.3	(1.4)
At December 31, 2021	231.1	(179.1)	51.9

Schedule of principal actuarial assumptions and sensitivity analysis

	December 31, 2023
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.35	4.40	3.15	1.50 / 2.00	4.36	1.30
Inflation	2.50	2.60 / 3.20	3.15	1.00 / 1.20	4.05	0.00
Future salary increases	2.50	2.60	3.00	1.00	7.08	2.00
Future pension increases	0.00	2.20	2.10	0.00	0.00	0.00

	December 31, 2022
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	2.65 / 5.35	4.80	3.70	2.00 / 2.10	3.30	1.30
Inflation	2.25	2.30 / 3.00	3.70	1.00	n/a	0.00
Future salary increases	2.50	2.30	3.00	1.00	5.00	1.70
Future pension increases	0.00	2.00	2.20	0.00	n/a	0.00

	December 31, 2021
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	2.55 / 2.85	1.80	0.90	0.20 / 0.30	1.05	0.40
Inflation	2.25	3.50	1.62	1.00	n/a	0.00
Future salary increases	2.50	2.80	2.50	1.00	2.50	1.70
Future pension increases	0.00	2.30	1.00	0.00	n/a	0.00

		Impact on defined obligation
		(USD million)
	Change in assumption	2023	2022	2021
Discount rate	0.25% decrease	4.8	4.5	7.7
Inflation rate	0.25% increase	1.1	1.1	1.6
Mortality rate	1 year increase in life expectancy	4.0	3.6	6.3

Schedule of major categories of plan assets

	December 31,	December 31,
USD million	2023	2022
US equities	26.6	23.2
UK equities	0.0	5.1
Other equities	22.4	22.1
Corporate bonds	69.7	58.6
Government bonds	30.9	21.4
Other including cash	7.7	6.2